UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number             811-09377

                         The Gabelli Dividend Growth Fund

(Exact name of registrant as specified in charter)

One Corporate Center

                                 Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

Bruce N. Alpert

Gabelli Funds, LLC

One Corporate Center

                                 Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-422-3554

Date of fiscal year end: December 31

Date of reporting period: December 31, 2014

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

The Gabelli Dividend Growth Fund Annual Report — December 31, 2014
Barbara G. Marcin, CFA Portfolio Manager

To Our Shareholders,

For the year ended December 31, 2014, the net asset value (“NAV”) per Class AAA Share of The Gabelli Dividend Growth Fund increased 6.4% compared with an increase of 13.7% for the Standard & Poor’s (“S&P”) 500 Index. See page 3 for additional performance information.

Enclosed are the financial statements, including the schedule of investments, as of December 31, 2014.

Performance Discussion (Unaudited)

Of the ten industry groups in the S&P 500, the energy sector suffered the most, falling 10% as investors continued to price in the damage to cash flow and earnings from the 50% decline in the price of oil. The telecommunications sector also fell. The two best performing sectors were consumer discretionary and consumer staples stocks.

The price of oil fell over 50% in 2014, with the decline coming swiftly in the second half of the year. If the oil price were to remain this low, the average U.S. family will save more than $750 this year, according to consulting firm IHS Global Insight. Low interest rates, meanwhile, have helped push Americans’ mortgage payments as a share of their disposable income to their lowest levels in more than 30 years.

We invest in companies to participate in the growth of their earnings and cash flow. We look for those companies that we believe will continue to return cash flow to shareholders through reinvestment in their businesses and higher share price valuation, as well as by growing their dividends. We look to build a steady component of not only current return from dividend yields, but also a rising dividend payout from most of our portfolio to contribute to the performance of the Fund.

Selected holdings that contributed positively to performance in 2014 were: Best Buy Co. Inc. (3.4% of net assets as of December 31, 2014) operates as a multi-national, multi-channel retailer of technology products in the United States, Canada, China, and Mexico; Zoetis Inc. (3.2%), the global leader in animal health, is a leader in sales of vaccines, medical feed additives, diagnostic products, and genetic testing; Covidien plc (1.6%), is one of the largest and best positioned medical device manufacturers in the industry; Bristol-Meyers Squibb Co. (1.1%) discovers, develops, licenses, manufactures, markets, and distributes, biopharmaceutical products, and Twenty-First Century Fox Inc. (1.1%) operates as a diversified media and entertainment company worldwide.

Some of our weaker performing stocks during the year were Halliburton Co. (2.5%), one of the largest oil service companies and a global leader in pressure pumping, Freeport-McMoRan Inc. (1.7%), a natural resource company engaged in the acquisition of mineral assets, and oil and natural gas resources, Weatherford International plc (1.0%), a provider of equipment and services used in the drilling, evaluation, completion, production, and intervention of oil and natural gas wells worldwide, and Barrick Gold Corp. (0.6%), a producer of gold and copper. It is also involved in exploration and mine development activities.

We appreciate your confidence and trust.

Sincerely yours,

Bruce N. Alpert

President

February 20, 2015

Comparative Results

Average Annual Returns through December 31, 2014 (a) (Unaudited)				Since Inception (8/26/99)
	1 Year	5 Year	10 Year
Class AAA (GABBX)	6.44%	11.89%	6.66%	5.96%
S&P 500 Index	13.69	15.45	7.67	4.69
Lipper Large Cap Value Fund Average	11.01	13.64	6.75	4.92
Class A (GBCAX)	6.43	11.89	6.68	5.98
With sales charge (b)	0.31	10.58	6.05	5.58
Class C (GBCCX)	5.68	11.05	5.87	5.40
With contingent deferred sales charge (c)	4.68	11.05	5.87	5.40
Class I (GBCIX)	6.74	12.18	6.94	6.15

In the current prospectuses dated April 30, 2014, the expense ratios for Class AAA, A, C, and I Shares are 2.00%, 2.00%, 2.75%, and 1.75%, respectively. See page 10 for the expense ratios for the year ended December 31, 2014. Class AAA and Class I Shares do not have a sales charge. The maximum sales charge for Class A Shares and Class C Shares is 5.75% and 1.00%, respectively.

(a)

Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price, reinvestment of distributions, and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Returns would have been lower had Gabelli Funds, LLC (the “Adviser”) not reimbursed certain expenses of the Fund. The Fund imposes a 2% redemption fee on shares sold or exchanged within seven days after the date of purchase. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectuses contain information about these and other matters and should be read carefully before investing. To obtain a prospectus please visit our website at www.gabelli.com. The Class AAA Share NAVs are used to calculate performance for the periods prior to the issuance of Class A Shares and Class C Shares on December 31, 2003, and the Class I Shares on June 30, 2004.The actual performance of the Class A and Class C Shares would have been lower due to the additional fees and expenses associated with these classes of shares. The actual performance for the Class I Shares would have been higher due to the lower expenses related to this class of shares. The S&P 500 Index is a market capitalization weighted index of 500 large capitalization stocks commonly used to represent the U.S. equity market. The Lipper Large Cap Value Fund Average reflects the average performance of mutual funds classified in this particular category. Dividends are considered reinvested. You cannot invest directly in an index.

(b)	Performance results include the effect of the maximum 5.75% sales charge at the beginning of the period.
(c)	Assuming payment of the 1% maximum contingent deferred sales charge imposed on redemptions made within one year of purchase.

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN

THE GABELLI DIVIDEND GROWTH FUND (CLASS AAA SHARES) AND S&P 500 INDEX (Unaudited)

*

Past performance is not predictive of future results. The performance tables and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Gabelli Dividend Growth Fund

Disclosure of Fund Expenses (Unaudited)

For the Six Month Period from July 1, 2014 through December 31, 2014	Expense Table

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of a fund. When a fund’s expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your Fund’s costs in two ways:

Actual Fund Return: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The “Ending Account Value” shown is derived from the Fund’s actual return during the past six months, and the “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading “Expenses Paid During Period” to estimate the expenses you paid during this period.

Hypothetical 5% Return: This section provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case – because the hypothetical return used is not the Fund’s actual return – the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The “Annualized Expense Ratio” represents the actual expenses for the last six months and may be different from the expense ratio in the Financial Highlights which is for the year ended December 31, 2014.

	Beginning Account Value 07/01/14	Ending Account Value 12/31/14	Annualized Expense Ratio	Expenses Paid During Period*

The Gabelli Dividend Growth Fund

Actual Fund Return
Class AAA	$1,000.00	$ 993.10	1.88%	$ 9.44
Class A	$1,000.00	$ 992.90	1.88%	$ 9.44
Class C	$1,000.00	$ 989.10	2.63%	$13.19
Class I	$1,000.00	$ 994.20	1.63%	$ 8.19
Hypothetical 5% Return
Class AAA	$1,000.00	$1,015.73	1.88%	$ 9.55
Class A	$1,000.00	$1,015.73	1.88%	$ 9.55
Class C	$1,000.00	$1,011.95	2.63%	$13.34
Class I	$1,000.00	$1,016.99	1.63%	$ 8.29

*

Expenses are equal to the Fund’s annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (184 days), then divided by 365.

Summary of Portfolio Holdings (Unaudited)

The following table presents portfolio holdings as a percent of net assets as of December 31, 2014:

The Gabelli Dividend Growth Fund

Financial Services	18.8%
Health Care	14.1%
Computer Software and Services	11.7%
Energy	9.4%
Diversified Industrial	4.9%
Entertainment	4.8%
Specialty Chemicals	4.2%
Electronics	3.9%
Food and Beverage	3.7%
Energy Services	3.5%
Retail	3.4%

Water	3.3%
Automotive	3.0%
Metals and Mining	3.0%
Paper and Forest Products	2.6%
Communications Equipment	2.3%
Telecommunications	1.4%
Cable and Satellite	1.1%
Other Assets and Liabilities (Net)	0.9%

100.0%

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554).The Fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

The Gabelli Dividend Growth Fund

Schedule of Investments — December 31, 2014

Shares		Cost	Market Value
	COMMON STOCKS — 99.1%
	Automotive — 3.0%
20,000	General Motors Co.	$675,236	$698,200
10,000	Navistar International Corp.†	311,426	334,800

		986,662	1,033,000

	Cable and Satellite — 1.1%
2,500	Time Warner Cable Inc.	334,082	380,150

	Communications Equipment — 2.3%
15,300	Cisco Systems Inc.	280,188	425,569
5,000	QUALCOMM Inc.	360,234	371,650

		640,422	797,219

	Computer Software and Services — 11.7%
17,500	Apple Inc.	1,204,562	1,931,650
18,000	eBay Inc.†	927,421	1,010,160
300	Google Inc., Cl. C†	166,039	157,920
21,000	Microsoft Corp.	573,074	975,450

		2,871,096	4,075,180

	Diversified Industrial — 4.9%
28,000	General Electric Co.	488,174	707,560
10,000	Honeywell International Inc.	323,863	999,200

		812,037	1,706,760

	Electronics — 3.9%
21,600	Intel Corp.	490,712	783,864
10,800	Texas Instruments Inc.	202,032	577,422

		692,744	1,361,286

	Energy — 9.4%
2,000	Apache Corp.	171,419	125,340
5,000	BP plc, ADR	229,968	190,600
2,000	Chevron Corp.	147,351	224,360
9,050	ConocoPhillips	383,199	624,993
19,000	CONSOL Energy Inc.	731,316	642,390
6,000	Devon Energy Corp.	359,387	367,260
6,000	Exxon Mobil Corp.	439,773	554,700
7,525	Phillips 66	215,472	539,543

		2,677,885	3,269,186

	Energy Services — 3.5%
22,000	Halliburton Co.	893,850	865,260
30,000	Weatherford International plc†	576,241	343,500

		1,470,091	1,208,760

	Entertainment — 4.8%
6,000	Scripps Networks Interactive Inc., Cl. A	460,813	451,620
9,000	The Walt Disney Co.	307,957	847,710
10,000	Twenty-First Century Fox Inc., Cl. A	335,488	384,050

		1,104,258	1,683,380

	Financial Services — 18.8%
4,500	American Express Co.	124,768	418,680

Shares		Cost	Market Value
21,000	American International Group Inc.	$777,207	$1,176,210
16,000	Citigroup Inc.	578,193	865,760
12,000	CME Group Inc.	640,042	1,063,800
12,000	JPMorgan Chase & Co.	412,688	750,960
17,000	Morgan Stanley	286,632	659,600
25,000	The Blackstone Group LP	837,509	845,750
5,000	U.S. Bancorp	166,500	224,750
11,000	Waddell & Reed Financial Inc., Cl. A	299,210	548,020

		4,122,749	6,553,530

	Food and Beverage — 3.7%
3,000	Diageo plc, ADR	255,162	342,270
12,000	Mondelēz International Inc., Cl. A	207,371	435,900
5,400	PepsiCo Inc.	345,768	510,624

		808,301	1,288,794

	Health Care — 14.1%
6,487	Bristol-Myers Squibb Co.	165,712	382,928
5,400	Covidien plc	160,383	552,312
4,000	Eli Lilly & Co.	166,519	275,960
7,000	Gilead Sciences Inc.†	508,757	659,820
3,000	Johnson & Johnson	178,073	313,710
11,950	Merck & Co. Inc.	376,556	678,640
18,575	Pfizer Inc.	323,306	578,611
8,000	Sanofi, ADR	406,856	364,880
25,854	Zoetis Inc.	717,266	1,112,498

		3,003,428	4,919,359

	Metals and Mining — 3.0%
20,000	Barrick Gold Corp.	364,548	215,000
25,000	Freeport-McMoRan Inc.	854,151	584,000
12,000	Newmont Mining Corp.	488,021	226,800

		1,706,720	1,025,800

	Paper and Forest Products — 2.6%
17,000	International Paper Co.	488,794	910,860

	Retail — 3.4%
30,000	Best Buy Co. Inc.	795,811	1,169,400

	Specialty Chemicals — 4.2%
8,000	E. I. du Pont de Nemours and Co.	296,906	591,520
8,000	H.B. Fuller Co.	305,417	356,240
11,000	The Dow Chemical Co.	308,351	501,710

		910,674	1,449,470

	Telecommunications — 1.4%
10,260	Verizon Communications Inc.	399,351	479,963

	Water — 3.3%
9,000	American Water Works Co. Inc.	264,166	479,700
18,000	Xylem Inc.	480,941	685,260

		745,107	1,164,960

	TOTAL COMMON STOCKS	24,570,212	34,477,057

See accompanying notes to financial statements.

The Gabelli Dividend Growth Fund

Schedule of Investments (Continued) — December 31, 2014

	Cost	Market Value
TOTAL INVESTMENTS — 99.1%	$24,570,212	$34,477,057

Other Assets and Liabilities (Net) — 0.9%		328,050

NET ASSETS — 100.0%		$34,805,107

†	Non-income producing security.
ADR	American Depositary Receipt

See accompanying notes to financial statements.

The Gabelli Dividend Growth Fund

Statement of Assets and Liabilities

December 31, 2014

Assets:
Investments, at value (cost $24,570,212)	$34,477,057
Cash	83,764
Receivable for Fund shares sold	379,016
Dividends receivable	61,693
Prepaid expenses	25,900

Total Assets	35,027,430

Liabilities:
Payable for Fund shares redeemed	139,984
Payable for investment advisory fees	29,696
Payable for distribution fees	7,284
Payable for legal and audit fees	23,270
Payable for shareholder communications expenses	13,470
Other accrued expenses	8,619

Total Liabilities	222,323

Net Assets (applicable to 1,861,901 shares outstanding)	$34,805,107

Net Assets Consist of:
Paid-in capital	$24,932,305
Accumulated net investment income	19,314
Accumulated distributions in excess of net realized gain on investments	(53,357)
Net unrealized appreciation on investments	9,906,845

Net Assets	$34,805,107

Shares of Beneficial Interest, each at $0.001 par value; unlimited number of shares authorized:

Class AAA:
Net Asset Value, offering, and redemption price per share ($23,476,339 ÷ 1,252,868 shares outstanding)	$18.74
Class A:
Net Asset Value and redemption price per share ($3,804,959 ÷ 203,454 shares outstanding)	$18.70
Maximum offering price per share (NAV ÷ 0.9425, based on maximum sales charge of 5.75% of the offering price)	$19.84
Class C:
Net Asset Value and offering price per share ($1,653,623 ÷ 93,609 shares outstanding)	$17.67	(a)
Class I:
Net Asset Value, offering, and redemption price per share ($5,870,186 ÷ 311,970 shares outstanding)	$18.82

(a)	Redemption price varies based on the length of time held.

Statement of Operations

For the Year Ended December 31, 2014

Investment Income:
Dividends (net of foreign withholding taxes of $4,790)	$1,120,816
Interest	706

Total Investment Income	1,121,522

Expenses:
Investment advisory fees	344,012
Distribution fees - Class AAA	61,720
Distribution fees - Class A	8,898
Distribution fees - Class C	15,272
Registration expenses	47,998
Shareholder communications expenses	45,536
Shareholder services fees	31,389
Trustees’ fees	30,000
Legal and audit fees	23,825
Custodian fees	9,907
Interest expense	507
Miscellaneous expenses	19,217

Total Expenses	638,281

Plus:
Expenses recovered by Adviser (See Note 3)	10,696

Net Expenses	648,977

Net Investment Income	472,545

Net Realized and Unrealized Gain/(Loss) on Investments:
Net realized gain on investments	2,355,410

Net change in unrealized appreciation/depreciation on investments	(696,142)

Net Realized and Unrealized Gain/(Loss) on Investments	1,659,268

Net Increase in Net Assets Resulting from Operations	$2,131,813

See accompanying notes to financial statements.

The Gabelli Dividend Growth Fund

Statement of Changes in Net Assets

	Year Ended December 31, 2014	Year Ended December 31, 2013
Operations:
Net investment income	$472,545	$186,858
Net realized gain on investments	2,355,410	1,292,378
Net change in unrealized appreciation/depreciation on investments	(696,142)	6,359,745

Net Increase in Net Assets Resulting from Operations	2,131,813	7,838,981

Distributions to Shareholders:
Net investment income
Class AAA	(313,419)	(113,932)
Class A	(52,384)	(15,457)
Class C	(12,681)	(70)
Class I	(86,744)	(27,415)

	(465,228)	(156,874)

Net realized gain
Class AAA	(1,578,825)	(857,008)
Class A	(257,894)	(105,211)
Class C	(117,639)	(55,799)
Class I	(365,094)	(138,603)

	(2,319,452)	(1,156,621)

Total Distributions to Shareholders	(2,784,680)	(1,313,495)

Shares of Beneficial Interest Transactions:
Class AAA	(1,248,594)	1,407,865
Class A	834,630	1,191,417
Class C	81,029	247,156
Class I	1,982,371	378,934

Net Increase in Net Assets from Shares of Beneficial Interest Transactions	1,649,436	3,225,372

Redemption Fees	12	3

Net Increase in Net Assets	996,581	9,750,861
Net Assets:
Beginning of year	33,808,526	24,057,665

End of period (including undistributed net investment income of $ 19,314 and $ 17,024, respectively)	$34,805,107	$33,808,526

See accompanying notes to financial statements.

The Gabelli Dividend Growth Fund

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each year:

		Income (Loss) from Investment Operations			Distributions							Ratios to Average Net Assets/ Supplemental Data
Year Ended December 31	Net Asset Value, Beginning of Year	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income		Net Realized Gain on Investments	Total Distri- butions	Redem- ption Fees (a)(b)	Net Asset Value, End of Year	Total Return†	Net Assets, End of Year (in 000’s)	Net Investment Income (Loss)	Operating Expenses Before Reimbur- sement	Operating Expenses Net of Reimbur- sement and Credits		Portfolio Turnover Rate
Class AAA
2014	$19.10	$0.28	$0.98	$1.26	$(0.27)		$(1.35)	$(1.62)	$0.00	$18.74	6.4%	$23,476	1.40%	1.89%	1.89	%(c)	23%
2013	15.10	0.11	4.66	4.77	(0.09)		(0.68)	(0.77)	0.00	19.10	31.7	25,051	0.64	2.00	2.00	(c)	12
2012	13.71	0.18	1.40	1.58	(0.19)		—	(0.19)	0.00	15.10	11.5	18,621	1.21	2.11	2.00		20
2011	13.82	0.04	(0.11)	(0.07)	(0.04)		—	(0.04)	0.00	13.71	(0.5)	21,551	0.28	2.00	2.00	(c)	45
2010	12.25	(0.02)	1.59	1.57	—		—	—	—	13.82	12.8	25,152	(0.14)	2.12	2.00		42
Class A
2014	$19.07	$0.27	$0.98	$1.25	$(0.27)		$(1.35)	$(1.62)	$0.00	$18.70	6.4%	$3,805	1.35%	1.89%	1.89	%(c)	23%
2013	15.09	0.12	4.64	4.76	(0.10)		(0.68)	(0.78)	0.00	19.07	31.6	3,062	0.66	2.00	2.00	(c)	12
2012	13.70	0.17	1.41	1.58	(0.19)		—	(0.19)	0.00	15.09	11.6	1,421	1.18	2.11	2.00		20
2011	13.82	0.04	(0.11)	(0.07)	(0.05)		—	(0.05)	0.00	13.70	(0.5)	1,451	0.32	2.00	2.00	(c)	45
2010	12.25	(0.02)	1.59	1.57	—		—	—	—	13.82	12.8	1,153	(0.14)	2.12	2.00		42
Class C
2014	$18.11	$0.11	$0.95	$1.06	$(0.15)		$(1.35)	$(1.50)	$0.00	$17.67	5.7%	$1,654	0.59%	2.64%	2.64	%(c)	23%
2013	14.39	(0.02)	4.42	4.40	(0.00	)(b)	(0.68)	(0.68)	0.00	18.11	30.6	1,630	(0.10)	2.75	2.75	(c)	12
2012	13.12	0.07	1.32	1.39	(0.12)		—	(0.12)	0.00	14.39	10.6	1,103	0.51	2.86	2.75		20
2011	13.28	(0.05)	(0.11)	(0.16)	—		—	—	0.00	13.12	(1.2)	600	(0.41)	2.75	2.75	(c)	45
2010	11.86	(0.11)	1.53	1.42	—		—	—	—	13.28	12.0	424	(0.90)	2.87	2.75		42
Class I
2014	$19.17	$0.31	$1.01	$1.32	$(0.32)		$(1.35)	$(1.67)	$0.00	$18.82	6.7%	$5,870	1.53%	1.64%	1.64	%(c)	23%
2013	15.15	0.16	4.67	4.83	(0.13)		(0.68)	(0.81)	0.00	19.17	32.0	4,066	0.89	1.75	1.75	(c)	12
2012	13.76	0.22	1.40	1.62	(0.23)		—	(0.23)	0.00	15.15	11.8	2,913	1.50	1.86	1.75		20
2011	13.87	0.08	(0.11)	(0.03)	(0.08)		—	(0.08)	0.00	13.76	(0.2)	1,800	0.57	1.75	1.75	(c)	45
2010	12.26	0.01	1.60	1.61	—		—	—	0.00	13.87	13.1	1,575	0.11	1.87	1.75		42

†

Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the year and sold at the end of the year including reinvestment of distributions and does not reflect applicable sales charges.

(a)	Per share amounts have been calculated using the average shares outstanding method.
(b)	Amount represents less than $0.005 per share.
(c)

Under an expense deferral agreement with the Adviser, the Adviser recovered from the Fund $10,696, $16,430 and $13,570 for the years ended December 31, 2014, 2013, and 2011, respectively, representing previously reimbursed expenses from the Adviser. Had such payments not been made, the expense ratios would have been 1.86%, 1.94% and 1.95% (Class AAA and Class A) 2.61%, 2.69% and 2.70% (Class C), and 1.61%, 1.69% and 1.70% (Class I). During the years ended December 31, 2012 and 2010, the Adviser did not recover any previously reimbursed expenses.

See accompanying notes to financial statements.

The Gabelli Dividend Growth Fund

Notes to Financial Statements

1. Organization. The Gabelli Dividend Growth Fund was organized on May 13, 1999 as a Delaware statutory trust. The Fund is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary objective is long term growth of capital with current income as a secondary objective. The Fund commenced operations on August 26, 1999.

2. Significant Accounting Policies. As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (“GAAP”) that may require the use of management estimates and assumptions in the preparation of its financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. U.S. government obligations with maturities greater than sixty days are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The Gabelli Dividend Growth Fund

Notes to Financial Statements (Continued)

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

•	Level 1 — quoted prices in active markets for identical securities;

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of December 31, 2014 is as follows:

Valuation Inputs*	Investments in Securities (Market Value) Assets
Level 1 - Quoted Prices	$34,477,057
Total	$34,477,057

*

Portfolio holdings designated in Level 1 are disclosed individually in the Schedule of Investments (“SOI”). Please refer to the SOI for the industry classifications of these portfolio holdings. Level 1 consists of common stocks.

The Fund did not have transfers between Level 1 and Level 2 during the year ended December 31, 2014. The Fund’s policy is to recognize transfers among Levels as of the beginning of the reporting period.

There were no Level 3 investments held at December 31, 2014 or 2013.

Additional Information to Evaluate Qualitative Information.

      General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds is ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

      Fair Valuation. Fair valued securities may be common and preferred equities, warrants, options, rights, and fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. Among the factors to be considered to fair value a security are recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Gabelli Dividend Growth Fund

Notes to Financial Statements (Continued)

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These include back testing the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain/(loss) on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on the accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

Determination of Net Asset Value and Calculation of Expenses. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each fund’s average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

In calculating the NAV per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.

Distributions to Shareholders. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. These book/ tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. Permanent differences were primarily due to recharacterization of prior year partnership distributions. These reclassifications have no impact on the NAV of the Fund. For the year ended December 31, 2014, reclassifications were made to decrease accumulated net investment income by $5,027 and increase accumulated distributions in excess of net realized gain on investments by $7,573, with an offsetting adjustment to paid-in capital.

The Gabelli Dividend Growth

Fund Notes to Financial Statements (Continued)

The tax character of distributions paid during the years ended December 31, 2014 and 2013 was as follows:

	Year Ended December 31, 2014	Year Ended December 31, 2013
Distributions paid from:
Ordinary income	$465,228	$179,599
Net long term capital gains	2,319,452	1,133,896

Total distributions paid	$2,784,680	$1,313,495

Provision for Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

As of December 31, 2014, the components of accumulated earnings/losses on a tax basis were as follows:

Undistributed orinary income	$19,316
Undistributed long term capital gains	1,149
Net unrealized appreciation on investments	9,852,337

Total	$9,872,802

Under the Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carry forward for an unlimited period capital losses incurred. As a result of the rule, post-enactment capital losses that are carried forward will retain their character as either short term or long term capital losses.

At December 31, 2014, the temporary differences between book basis and tax basis unrealized appreciation on investments were primarily due to deferral of losses from wash sales for tax purposes.

The following summarizes the tax cost of investments and the related unrealized appreciation at December 31, 2014:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Investments	$24,624,720	$11,082,757	$(1,230,420)	$9,852,337

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. For the year ended December 31, 2014, the Fund did not incur any income tax, interest, or penalties. As of December 31, 2014, the Adviser has reviewed all open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. The Fund’s federal and state tax returns for the prior three fiscal years remain open, subject to examination. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.

3. Investment Advisory Agreement and Other Transactions. The Fund has entered into an investment advisory agreement (the “Advisory Agreement”) with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily

The Gabelli Dividend Growth Fund

Notes to Financial Statements (Continued)

net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio, oversees the administration of all aspects of the Fund’s business and affairs, and pays the compensation of all Officers and Trustees of the Fund who are affiliated persons of the Adviser.

The Adviser has contractually agreed to waive its advisory fee and/or reimburse expenses of the Fund to the extent necessary to maintain the annualized total operating expenses of the Fund (exclusive of brokerage fees, interest, taxes, and extraordinary expenses) until at least May 1, 2014, at no more than 2.00%, 2.00%, 2.75%, and 1.75%, respectively, of Class AAA, Class A, Class C, and Class I Shares’ average daily net assets. In addition, the Fund has agreed, during the two year period following any waiver or reimbursement by the Adviser, to repay such amount to the extent, that after giving the effect to the repayment, such adjusted annualized total operating expenses of the Fund would not exceed 2.00%, 2.00%, 2.75%, and 1.75% of the value of the Fund’s average daily net assets for Class AAA, Class A, Class C, and Class I, respectively. The Fund is obliged to repay the Adviser for a period of two years following the year in which the Adviser reimbursed the Fund only to the extent that the operating expenses of the Fund, after giving effect to the recovery by the Adviser, would not exceed the foregoing limitations. The agreement is renewable annually. During the year ended December 31, 2014, the Adviser recovered $10,696 representing the balance of previously reimbursed expenses.

The Fund pays each Trustee who is not considered an affiliated person an annual retainer of $3,000 plus $500 for each Board meeting attended, and they are reimbursed for any out of pocket expenses incurred in attending meetings. All Board committee members receive $500 per meeting attended and the Chairman of the Audit Committee and the Lead Trustee each receive a $1,000 annual fee. A Trustee may receive a single meeting fee, allocated among the participating funds, for participation in certain meetings held on behalf of multiple funds. Trustees who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Fund.

4. Distribution Plan. The Fund’s Board has adopted a distribution plan (the “Plan”) for each class of shares, except for Class I Shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Class AAA, Class A, and Class C Share Plans, payments are authorized to G.distributors, LLC (the “Distributor”), an affiliate of the Adviser, at annual rates of 0.25%, 0.25%, and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.

5. Portfolio Securities. Purchases and sales of securities during the year ended December 31, 2014, other than short term securities and U.S. Government obligations, aggregated $10,137,889 and $7,775,191, respectively.

6. Transactions with Affiliates. During the year ended December 31, 2014, the Fund paid brokerage commissions on security trades of $6,910 to G.research, Inc., an affiliate of the Adviser. Additionally, the Distributor retained a total of $7,276 from investors representing commissions (sales charges and underwriting fees) on sales and redemptions of Fund shares.

The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement. The Adviser did not seek a reimbursement during the year ended December 31, 2014.

7. Line of Credit. The Fund participates in an unsecured line of credit of up to $75,000,000 under which it may borrow up to 10% of its net assets from the custodian for temporary borrowing purposes. Borrowings

The Gabelli Dividend Growth Fund

Notes to Financial Statements (Continued)

under this arrangement bear interest at the higher of the sum of the overnight LIBOR rate plus 100 basis points or the sum of the federal funds rate plus 100 basis points at the time of borrowing. This amount, if any, would be included in “Interest expense” in the Statement of Operations. At December 31, 2014, there were no borrowings under the line of credit. During the year then ended, the Fund had a one day loan for $26,000 at 1.10%.

8. Shares of Beneficial Interest. The Fund offers four classes of shares – Class AAA Shares, Class A Shares, Class C Shares, and Class I Shares. Class AAA Shares are offered without a sales charge only to investors who acquire them directly from the Distributor, through selected broker/dealers, or the transfer agent. Class I Shares are offered without a sales charge, directly through the Distributor, or brokers that have entered into selling agreements specifically with respect to Class I Shares. Class A Shares are subject to a maximum front-end sales charge of 5.75%. Class C Shares are subject to a 1.00% contingent deferred sales charge for one year after purchase.

The Fund imposes a redemption fee of 2.00% on all classes of shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund as an increase in paid-in capital. The redemption fees retained by the Fund during the years ended December 31, 2014 and 2013, if any, can be found in the Statement of Changes in Net Assets under Redemption Fees.

Transactions in shares of beneficial interest were as follows:

	Year Ended December 31, 2014		Year Ended December 31, 2013
	Shares	Amount	Shares	Amount
Class AAA
Shares sold	139,348	$2,758,010	248,873	$4,346,264
Shares issued upon reinvestment of distributions	94,791	1,802,927	48,645	918,899
Shares redeemed	(293,139)	(5,809,531)	(218,821)	(3,857,298)

Net increase/(decrease)	(59,000)	$(1,248,594)	78,697	$1,407,865

Class A
Shares sold	83,208	$1,614,115	71,393	$1,275,057
Shares issued upon reinvestment of distributions	15,739	298,716	6,235	117,604
Shares redeemed	(56,079)	(1,078,201)	(11,245)	(201,244)

Net increase	42,868	$834,630	66,383	$1,191,417

Class C
Shares sold	22,859	$436,410	26,158	$451,055
Shares issued upon reinvestment of distributions	7,222	129,496	3,078	55,154
Shares redeemed	(26,428)	(484,877)	(15,908)	(259,053)

Net increase	3,653	$81,029	13,328	$247,156

Class I
Shares sold	104,087	$2,086,092	41,172	$733,016
Shares issued upon reinvestment of distributions	22,274	425,441	8,456	160,405
Shares redeemed	(26,490)	(529,162)	(29,725)	(514,487)

Net increase	99,871	$1,982,371	19,903	$378,934

9. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or

The Gabelli Dividend Growth Fund

Notes to Financial Statements (Continued)

losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

10. Subsequent Events. Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

The Gabelli Dividend Growth Fund

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of

The Gabelli Dividend Growth Fund

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of The Gabelli Dividend Growth Fund (the “Fund”), as of December 31, 2014, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2014, by correspondence with the Fund’s custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund at December 31, 2014, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

New York, New York

February 25, 2015

The Gabelli Dividend Growth Fund

Additional Fund Information (Unaudited)

The business and affairs of the Fund are managed under the direction of the Fund’s Board of Trustees. Information pertaining to the Trustees and officers of the Fund is set forth below. The Fund’s Statement of Additional Information includes additional information about the Fund’s Trustees and is available without charge, upon request, by calling 800-GABELLI (800-422-3554) or by writing to The Gabelli Dividend Growth Fund at One Corporate Center, Rye, NY 10580-1422.

Name, Position(s) Address[1] and Age	Term of Office and Length of Time Served[2]	Number of Funds in Fund Complex Overseen by Trustee	Principal Occupation(s) During Past Five Years	Other Directorships Held by Trustee[4]

INTERESTED TRUSTEES[3] :

Mario J. Gabelli, CFA Trustee Age: 72	Since 1999	28	Chairman, Chief Executive Officer, and Chief Investment Officer–Value Portfolios of GAMCO Investors, Inc., and Chief Investment Officer– Value Portfolios of Gabelli Funds, LLC and GAMCO Asset Management Inc.; Director/Trustee or Chief Investment Officer of other registered investment companies in the Gabelli/GAMCO Fund Complex; Chief Executive Officer of GGCP, Inc.	Director of Morgan Group Holdings, Inc. (holding company); Chairman of the Board and Chief Executive Officer of LICT Corp. (multimedia and communication services); Director of CIBL, Inc. (broadcasting and wireless communications); Director of ICTC Group, Inc. (communications); Director of RLJ Acquisition Inc. (blank check company) (2011-2012)

INDEPENDENT TRUSTEES[5] : Anthony J. Colavita Trustee Age: 79	Since 1999	37	President of the law firm of Anthony J. Colavita, P.C.	—

Vincent D. Enright Trustee Age: 71	Since 1999	17	Former Senior Vice President and Chief Financial Officer of KeySpan Corporation (public utility) (1994-1998)	Director of Echo Therapeutics, Inc. (therapeutics and diagnostics) (2008-2014); Director of the LGL Group, Inc. (diversified manufacturing) (2011-2014)

Mary E. Hauck Trustee Age: 72	Since 2000	4	Retired Senior Manager of the Gabelli- O’Connor Fixed Income Mutual Funds Management Company	—

Kuni Nakamura Trustee Age: 46	Since 2009	14	President of Advanced Polymer, Inc. (chemical wholesale company); President of KEN Enterprises, Inc.	—

Werner J. Roeder, MD Trustee Age: 74	Since 1999	23	Former Medical Director of Lawrence Hospital and practicing private physician	—

The Gabelli Dividend Growth Fund

Additional Fund Information (Continued) (Unaudited)

Name, Position(s) Address[1] and Age	Term of Office and Length of Time Served[2]	Principal Occupation(s) During Past Five Years

OFFICERS:

Bruce N. Alpert President Age: 63	Since 2003	Executive Vice President and Chief Operating Officer of Gabelli Funds, LLC since 1988; and an Officer of registered investment companies in the Gabelli/GAMCO Fund Complex; Director of Teton Advisors, Inc. 1998-2012; Chairman of Teton Advisors, Inc. 2008-2010; President of Teton Advisors, Inc. 1998-2008; Senior Vice President of GAMCO Investors, Inc. since 2008

Andrea R. Mango Secretary Age: 42	Since November 2013	Counsel of Gabelli Funds, LLC; Corporate Vice President within the Corporate Compliance Department of New York Life Insurance Company 2011-2013; Vice President and Counsel of Deutsche Bank 2006-2011

Agnes Mullady Treasurer Age: 56	Since 2006	President and Chief Operating Officer of the Open-End Fund Division of Gabelli Funds, LLC since September 2010; Senior Vice President of GAMCO Investors, Inc. since 2009; Vice President of Gabelli Funds, LLC since 2007; Officer of all of the registered investment companies in the Gabelli/GAMCO Fund Complex

Richard J. Walz Chief Compliance Officer Age: 55	Since November 2013	Chief Compliance Officer of the Gabelli/GAMCO Fund Complex; Chief Compliance Officer of AEGON USA Investment Management LLC 2011-2013; Chief Compliance Officer of Cutwater Asset Management 2004-2011

[1]	Address: One Corporate Center, Rye, NY 10580-1422, unless otherwise noted.
[2]

Each Trustee will hold office for an indefinite term until the earliest of (i) the next meeting of shareholders, if any, called for the purpose of considering the election or re-election of such Trustee and until the election and qualification of his or her successor, if any, elected at such meeting, or (ii) the date a Trustee resigns or retires, or a Trustee is removed by the Board of Trustees or shareholders, in accordance with the Fund’s By-Laws and Agreement and Declaration of Trust. Each officer will hold office for an indefinite term until the date he or she resigns or retires or until his or her successor is elected and qualified.

[3]

“Interested person” of the Fund as defined in the 1940 Act. Mr. Gabelli is considered an “interested person” because of his affiliation with Gabelli Funds, LLC which acts as the Fund’s investment adviser.

[4]

This column includes only directorships of companies required to report to the SEC under the Securities Exchange Act of 1934, as amended, i.e., public companies, or other investment companies registered under the 1940 Act.

[5]	Trustees who are not interested persons are considered “Independent” Trustees.

Gabelli/GAMCO Funds and Your Personal Privacy

Who are we?

The Gabelli/GAMCO Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC and GAMCO Asset Management Inc., which are affiliated with GAMCO Investors, Inc. GAMCO Investors, Inc. is a publicly held company that has subsidiaries that provide investment advisory or brokerage services for a variety of clients.

What kind of non-public information do we collect about you if you become a fund shareholder?

If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:

•    Information you give us on your application form. This could include your name, address, telephone number, social security number, bank account number, and other information.

•    Information about your transactions with us, any transactions with our affiliates, and transactions with the entities we hire to provide services to you. This would include information about the shares that you buy or redeem. If we hire someone else to provide services — like a transfer agent — we will also have information about the transactions that you conduct through them.

What information do we disclose and to whom do we disclose it?

We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, www.sec.gov.

What do we do to protect your personal information?

We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information confidential.

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THE GABELLI DIVIDEND GROWTH FUND

One Corporate Center

Rye, NY 10580-1422

Portfolio Manager Biography

Barbara G. Marcin, CFA, joined GAMCO Investors, Inc. in 1999 and currently serves as a portfolio manager of Gabelli Funds, LLC and manages several funds within the Gabelli/GAMCO Fund Complex. Prior to joining GAMCO, Ms. Marcin was head of value investments at Citibank Global Asset Management. Ms. Marcin graduated with Distinction as an Echols Scholar from the University of Virginia and holds an MBA degree from Harvard University’s Graduate School of Business.

2014 TAX NOTICE TO SHAREHOLDERS (Unaudited)

For the year ended December 31, 2014, the Fund paid to shareholders ordinary income distributions (comprised of net investment income) totaling $0.267, $0.273, $0.145, and $0.320 per share for Class AAA, Class A, Class C, and Class I Shares, respectively and long term capital gains totaling $2,319,452 or the maximum allowable. For the year ended December 31, 2014, 100% of the ordinary income distribution qualifies for the dividends received deduction available to corporations. The Fund designates 100% of the ordinary income distribution as qualified dividend income pursuant to the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Fund designates 0.06% of the ordinary income distribution as qualified interest income pursuant to the Tax Relief, Unemployment Reauthorization, and Job Creation Act of 2010.

U.S. Government Income:

The percentage of the ordinary income distribution paid by the Fund during the year ended December 31, 2014 which was derived from U.S. Treasury securities was 0.06%. Such income is exempt from state and local tax in all states. However, many states, including New York and California, allow a tax exemption for a portion of the income earned only if a mutual fund has invested at least 50% of its assets at the end of each quarter of the Fund’s fiscal year in U.S. Government securities. The Fund did not meet this strict requirement in 2014. Due to the diversity in state and local tax law, it is recommended that you consult your personal tax adviser as to the applicability of the information provided to your specific situation.

All designations are based on financial information available as of the date of this annual report and, accordingly, are subject to change. For each item, it is the intention of the Fund to designate the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.

We have separated the portfolio manager’s commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager’s commentary is unrestricted. The financial statements and investment portfolio are mailed separately from the commentary. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

THE GABELLI DIVIDEND GROWTH FUND

One Corporate Center

Rye, New York 10580-1422

t   800-GABELLI (800-422-3554)

f   914-921-5118

e   info@gabelli.com

    GABELLI.COM

Net Asset Value per share available daily

by calling 800-GABELLI after 7:00 P.M.

BOARD OF TRUSTEES

Mario J. Gabelli, CFA

Chairman and

Chief Executive Officer,

GAMCO Investors, Inc.

Anthony J. Colavita

President,

Anthony J. Colavita, P.C.

Vincent D. Enright

Former Senior Vice

President and Chief

Financial Officer,

KeySpan Corp.

Mary E. Hauck

Former Senior Portfolio

Manager,

Gabelli-O’ Connor Fixed

Income Mutual Fund

Management Co.

Kuni Nakamura

President,

Advanced Polymer, Inc.

Werner J. Roeder, MD

Former Medical Director,

Lawrence Hospital

OFFICERS

Bruce N. Alpert

President

Andrea R. Mango

Secretary

Agnes Mullady

Treasurer

Richard J. Walz

Chief Compliance Officer

DISTRIBUTOR

G.distributors, LLC

CUSTODIAN, TRANSFER

AGENT, AND DIVIDEND DISBURSING AGENT

State Street Bank and Trust

Company

LEGAL COUNSEL

Skadden, Arps, Slate, Meagher &

Flom LLP

This report is submitted for the general information of the shareholders of The Gabelli Dividend Growth Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB402Q414AR

Item 2. Code of Ethics.

(a)

The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c)

There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

(d)

The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.

Item 3. Audit Committee Financial Expert.

As of the end of the period covered by the report, the registrant’s Board of Trustees has determined that Vincent D. Enright is qualified to serve as an audit committee financial expert serving on its audit committee and that he is “independent,” as defined by Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Audit Fees

(a)

The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $18,250 for 2013 and $18,800 for 2014.

Audit-Related Fees

(b)

The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item are $0 for 2013 and $0 for 2014.

Tax Fees

(c)

The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $3,433 for 2013 and $3,539 for 2014. Tax fees represent tax compliance services provided in connection with the review of the Registrant’s tax returns and fees relate to Passive Foreign Investment Company identification database subscription fees, billed on an annual basis.

All Other Fees

(d)

The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for 2013 and $0 for 2014.

(e)(1)	Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

Pre-Approval Policies and Procedures. The Audit Committee (“Committee”) of the registrant is responsible for pre-approving (i) all audit and permissible non-audit services to be provided by the independent registered public accounting firm to the registrant and (ii) all permissible non-audit services to be provided by the independent registered public accounting firm to the Adviser, Gabelli Funds, LLC, and any affiliate of Gabelli Funds, LLC (“Gabelli”) that provides services to the registrant (a “Covered Services Provider”) if the independent registered public accounting firm’s engagement related directly to the operations and financial reporting of the registrant. The Committee may delegate its responsibility to pre-approve any such audit and permissible non-audit services to the Chairperson of the Committee, and the Chairperson must report to the Committee, at its next regularly scheduled meeting after the Chairperson’s pre-approval of such services, his or her decision(s). The Committee may also establish detailed pre-approval policies and procedures for pre-approval of such services in accordance with applicable laws, including the delegation of some or all of the Committee’s pre-approval responsibilities to the other persons (other than Gabelli or the registrant’s officers). Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the permissible non-audit services were not recognized by the registrant at the time of the engagement to be non-audit services; and (ii) such services are promptly brought to the attention of the Committee and approved by the Committee or Chairperson prior to the completion of the audit.

(e)(2)

The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b) N/A

(c) 100%

(d) N/A

(f)

The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was 0%.

(g)

The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $33,520 for 2013 and $37,645 for 2014.

(h)

The registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s Board of Trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

(12.other)	Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Gabelli Dividend Growth Fund

By (Signature and Title)* /s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date 3/06/2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date 3/06/2015

By (Signature and Title)* /s/ Agnes Mullady
Agnes Mullady, Principal Financial Officer and Treasurer

Date 3/06/2015

* Print the name and title of each signing officer under his or her signature.